Revised Financial Statements (Tables)	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
The effects of this revision on the applicable line items within the condensed consolidated financial statements were as follows:

Condensed Consolidated Balance Sheet Line Items Impacted	March 31, 2024 - As Filed	Adjustments	March 31, 2024 - As Revised
Additional paid-in capital	$17,153,870	$(3,670,000)	$13,483,870
Accumulated deficit	$(22,068,735)	$3,670,000	$(18,398,735)

Other Condensed Consolidated Financial Statement Line Items	Three Months Ended March 31, 2024 - As Filed	Adjustments	Three Months Ended March 31, 2024 - As Revised
Condensed Consolidated Statement of Operations and Comprehensive Loss
Change in fair value of earnout liability	$(1,060,000)	$3,670,000	$2,610,000
Net loss and comprehensive loss	$(4,298,590)	$3,670,000	$(628,590)
Net loss per share - basic and diluted (1)	$(0.98)	$0.84	$(0.14)

Condensed Consolidated Statement of Cash Flows
Net loss	$(4,298,590)	$3,670,000	$(628,590)
Change in fair value of earnout liability	$1,060,000	$(3,670,000)	$(2,610,000)

Condensed Consolidated Balance Sheet Line Items Impacted	June 30, 2024 - As Filed	Adjustments	June 30, 2024 - As Revised
Additional paid-in capital	$22,343,027	$(3,670,000)	$18,673,027
Accumulated deficit	$(28,503,111)	$3,670,000	$(24,833,111)

Other Condensed Consolidated Financial Statement Line Items	Six Months Ended June 30, 2024 - As Filed	Adjustments	Six Months Ended June 30, 2024 - As Revised
Condensed Consolidated Statement of Operations and Comprehensive Loss
Change in fair value of earnout liability	$(750,000)	$3,670,000	$2,920,000
Net loss and comprehensive loss attributable to QT Imaging Holdings, Inc.	$(5,547,464)	$3,670,000	$(1,877,464)
Net loss and comprehensive loss attributable to common stockholders	$(10,732,966)	$3,670,000	$(7,062,966)
Net loss per share - basic and diluted (1)	$(1.86)	$0.64	$(1.22)

Condensed Consolidated Statement of Cash Flows
Net loss	$(5,547,464)	$3,670,000	$(1,877,464)
Change in fair value of earnout liability	$750,000	$(3,670,000)	$(2,920,000)

Condensed Consolidated Balance Sheet Line Items Impacted	September 30, 2024 - As Filed	Adjustments	September 30, 2024 - As Revised
Additional paid-in capital	$22,470,230	$(3,670,000)	$18,800,230
Accumulated deficit	$(32,122,605)	$3,670,000	$(28,452,605)

Other Condensed Consolidated Financial Statement Line Items	Nine Months Ended September 30, 2024 - As Filed	Adjustments	Nine Months Ended September 30, 2024 - As Revised
Condensed Consolidated Statement of Operations and Comprehensive Loss
Change in fair value of earnout liability	$(700,000)	$3,670,000	$2,970,000
Net loss and comprehensive loss attributable to QT Imaging Holdings, Inc.	$(9,166,958)	$3,670,000	$(5,496,958)
Net loss and comprehensive loss attributable to common stockholders	$(14,352,460)	$3,670,000	$(10,682,460)
Net loss per share - basic and diluted (1)	$(2.31)	$0.59	$(1.72)

Condensed Consolidated Statement of Cash Flows
Net loss	$(9,166,958)	$3,670,000	$(5,496,958)
Change in fair value of earnout liability	$700,000	$(3,670,000)	$(2,970,000)
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(1)Amounts and per share amounts for the three and six, and nine months ended September 30, 2024 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
The effects of this revision on the applicable line items within the condensed consolidated financial statements were as follows:

Condensed Consolidated Balance Sheet Line Items Impacted	June 30, 2024 - As Filed	Adjustments	June 30, 2024 - As Revised
Additional paid-in capital	$22,343,027	$(3,670,000)	$18,673,027
Accumulated deficit	$(28,503,111)	$3,670,000	$(24,833,111)

Other Condensed Consolidated Financial Statement Line Items	Six Months Ended June 30, 2024 - As Filed	Adjustments	Six Months Ended June 30, 2024 - As Revised
Condensed Consolidated Statement of Operations and Comprehensive Loss
Change in fair value of earnout liability	$(750,000)	$3,670,000	$2,920,000
Net loss and comprehensive loss attributable to QT Imaging Holdings, Inc.	$(5,547,464)	$3,670,000	$(1,877,464)
Net loss and comprehensive loss attributable to common stockholders	$(10,732,966)	$3,670,000	$(7,062,966)
Net loss per share - basic and diluted (1)	$(1.86)	$0.64	$(1.22)

Condensed Consolidated Statement of Cash Flows
Net loss	$(5,547,464)	$3,670,000	$(1,877,464)
Change in fair value of earnout liability	$750,000	$(3,670,000)	$(2,920,000)
__________________
(1)Amounts and per share amounts for the six months ended June 30, 2025 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.